ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

	June 30, 2022	December 31, 2021
	(Unaudited)
Accrued interest	$157,258	$143,798
Accrued operating expenses (i)	48,403	-
Total	$205,661	$143,798

(i)	Accrued operating expenses are mainly due to material inventory for the Company’s Joint Operating Partnership (known as a “KSO”) with the Indonesian government for Kruh Block as well as local audit fee for the Company’s Indonesian operating subsidiaries.